STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
NET INVESTMENT LOSS
Interest income	$ 550	$ 7
Interest income, net (allocated from the Master Fund)	1,970,494	40,912
INVESTMENT INCOME — Interest income, net	1,971,044	40,919
EXPENSES:
Management fees	2,385,044	2,403,587
Brokerage commissions	591,054	877,605
Selling commissions	2,365,854	2,267,616
Operating expenses (allocated from the Master Fund) (see note 5)	513,281	513,311
Custody fees and other expenses	24,150	22,676
Total expenses	5,879,383	6,084,795
Net investment loss	(3,908,339)	(6,043,876)
Net realized gains (losses) on closed positions:
Futures and forward currency contracts	18,820,497	20,151,000
Foreign exchange translation	(7,077)	(295,854)
Net change in unrealized:
Futures and forward currency contracts	6,522,911	(5,511,606)
Foreign exchange transaction	(48,211)	(200,414)
Realized	(161,518)	(6,115)
Net change in unrealized	(647,623)	(17,293)
Net realized and unrealized gains allocated from the Master Fund	24,478,979	14,119,718
NET INCOME	20,570,640	8,075,842
LESS PROFIT SHARE TO GENERAL PARTNER	1,865,305	43,071
NET INCOME AFTER PROFIT SHARE TO GENERAL PARTNER	18,705,335	8,032,771
Millburn Multi-Markets Trading L.P. [Member]
NET INVESTMENT LOSS
INVESTMENT INCOME — Interest income, net	6,386,783	143,405
EXPENSES:
Management fees	4,995,736	5,740,061
Brokerage commissions	1,892,321	3,113,100
Selling commissions	2,365,876	2,278,136
Operating expenses	1,091,861	1,120,798
Custody fees and other expenses	78,035	82,414
Total expenses	10,423,829	12,334,509
NET INVESTMENT LOSS	(4,037,046)	(12,191,104)
Net realized gains (losses) on closed positions:
Foreign exchange translation	(145,863)	(728,783)
Net change in unrealized:
Foreign exchange transaction	(22,039)	(1,051,277)
Realized	(525,149)	(22,443)
NET INCOME	75,192,868	38,007,009
LESS PROFIT SHARE TO GENERAL PARTNER	12,498,758	899,875
NET INCOME AFTER PROFIT SHARE TO GENERAL PARTNER	62,694,110	37,107,134
REALIZED AND UNREALIZED GAINS (LOSSES):
Futures and forward currency contracts	58,401,712	73,052,255
Futures and forward currency contracts	23,635,904	(21,008,435)
Net change in unrealized	(2,114,651)	(43,204)
Total net realized and unrealized gains	79,229,914	50,198,113
NET INCOME	$ 75,192,868	$ 38,007,009
Series A [Member]
NET INCOME PER UNIT OUTSTANDING:
NET INCOME PER UNIT OUTSTANDING:	$ 171.04	$ 57.96
Series B [Member]
NET INCOME PER UNIT OUTSTANDING:
NET INCOME PER UNIT OUTSTANDING:	220.88	96.69
Series C [Member]
NET INCOME PER UNIT OUTSTANDING:
NET INCOME PER UNIT OUTSTANDING:	225.36	98.65
Series D [Member]
NET INCOME PER UNIT OUTSTANDING:
NET INCOME PER UNIT OUTSTANDING:	$ 191.30	$ 82.48